Nature of Operations and Going Concern (Details) - USD ($)			1 Months Ended
	Dec. 31, 2021	Aug. 03, 2021	Nov. 30, 2021
Nature of Operations and Going Concern [Abstract]
Agreement percentage		100.00%
Share exchange		6,000,000
Outstanding shares percentage		62.00%
Shares sold			2,300,000
Dividends paid, other shares per share			$ 5
Reserve of gains and losses on remeasuring available-for-sale financial assets	$ 16,644,958
Operating activities	$ 3,220,324